Segment reporting	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Group’s reportable business segments are as follows:

•
Reynolds Consumer Products — Reynolds Consumer Products is a manufacturer of branded and store branded consumer products such as aluminum foil, wraps, waste bags, food storage bags and disposable tableware and cookware.

•
Pactiv Foodservice — Pactiv Foodservice is a manufacturer of foodservice and food packaging products. Pactiv Foodservice offers a comprehensive range of products including tableware items, takeout service containers, clear rigid-display packaging, microwaveable containers, foam trays, dual-ovenable paperboard containers, cups and lids, molded fiber and polyethylene terephthalate ("PET") egg cartons, meat and poultry trays, absorbent tray pads, plastic film and aluminum containers.

•	Graham Packaging — Graham Packaging is a designer and manufacturer of value-added, custom blow-molded plastic containers for branded consumer products.

•
Evergreen — Evergreen is a vertically integrated manufacturer of fresh carton packaging for beverage products, primarily serving the juice and milk end-markets. Evergreen supplies integrated fresh carton packaging systems, which can include fresh cartons, spouts and filling machines. Evergreen produces liquid packaging board for its internal requirements and to sell to other manufacturers. Evergreen also produces paper products for commercial printing.

•
Closures — Closures is a manufacturer of plastic and aluminum beverage caps, closures and high speed rotary capping equipment, primarily serving the carbonated soft drink, non-carbonated soft drink and bottled water segments of the global beverage market.

The Chief Operating Decision Maker does not review the business activities of the Group based on geography.

The accounting policies applied by each segment are the same as the Group’s accounting policies. Results from operating activities represent the profit earned by each segment without allocation of central administrative revenues and expenses, financial income and expenses, and income tax benefit or expense.

The performance of the operating segments is assessed by the Chief Operating Decision Maker based on Adjusted EBITDA. Adjusted EBITDA is defined as net profit before income tax expense or benefit, net financial income or expenses, depreciation and amortization, adjusted to exclude certain items of a significant or unusual nature, including but not limited to acquisition costs, non-cash pension income or expense, restructuring costs, unrealized gains or losses on derivatives, gains or losses on the sale of non-strategic assets, asset impairments and write-downs and equity method profit not distributed in cash.

Segment assets and liabilities exclude intercompany balances as a result of trade and borrowings between the segments. Corporate/unallocated includes holding companies and certain debt issuer companies which support the entire Group and which are not part of a specific segment. It also includes eliminations of transactions between segments.

The SIG segment is presented as a discontinued operation. SIG is a manufacturer of aseptic carton packaging systems for both beverage and liquid food products. SIG has a global customer base with a significant presence in Europe. Refer to note 7 for additional information.
Business segment reporting

	For the year ended December 31, 2017
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Total external revenue	2,807	3,237	2,147	1,448	885	—	10,524
Total inter-segment revenue	152	492	—	114	16	(774)	—
Total segment revenue	2,959	3,729	2,147	1,562	901	(774)	10,524
Gross profit	853	721	323	276	155	(6)	2,322
Expenses and other income	(283)	(319)	(188)	(79)	(103)	(128)	(1,100)
Earnings before interest and tax (“EBIT”) from continuing operations	570	402	135	197	52	(134)	1,222
Financial income							49
Financial expenses							(750)
Profit (loss) from continuing operations before income tax							521
Income tax (expense) benefit							(81)
Profit (loss) from continuing operations							440

Earnings before interest and tax (“EBIT”) from continuing operations	570	402	135	197	52	(134)	1,222
Depreciation and amortization from continuing operations	86	205	257	59	66	1	674
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	607	392	256	118	(133)	1,896

	For the year ended December 31, 2017
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	656	607	392	256	118	(133)	1,896
Included in EBITDA:
Asset impairment charges, net of reversals	—	36	7	—	2	—	45
(Gain) loss on sale or disposal of businesses and non-current assets	—	11	(6)	—	6	(1)	10
Non-cash pension expense, net of settlement gain	—	—	—	—	—	58	58
Operational process engineering-related consultancy costs	3	12	—	—	—	—	15
Related party management fee	—	—	—	—	—	31	31
Restructuring costs, net of reversals	5	8	4	2	4	—	23
Other	(4)	3	—	—	1	—	—
Adjusted EBITDA from continuing operations	660	677	397	258	131	(45)	2,078
Segment assets (excluding intercompany balances)	4,122	4,743	4,430	1,163	1,147	1,077	16,682
Included in segment assets are:
Additions to property, plant and equipment	55	104	136	63	31	3	392
Additions to intangible assets	2	2	4	3	—	1	12
Segment liabilities (excluding intercompany balances)	596	881	814	386	255	12,098	15,030

	For the year ended December 31, 2016
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Total external revenue	2,790	3,254	2,223	1,467	912	—	10,646
Total inter-segment revenue	146	494	—	113	16	(769)	—
Total segment revenue	2,936	3,748	2,223	1,580	928	(769)	10,646
Gross profit	873	691	335	315	173	—	2,387
Expenses and other income	(307)	(333)	(202)	(88)	(108)	(204)	(1,242)
Earnings before interest and tax (“EBIT”) from continuing operations	566	358	133	227	65	(204)	1,145
Financial income							169
Financial expenses							(1,042)
Profit (loss) from continuing operations before income tax							272
Income tax (expense) benefit							(105)
Profit (loss) from continuing operations							167

Earnings before interest and tax (“EBIT”) from continuing operations	566	358	133	227	65	(204)	1,145
Depreciation and amortization from continuing operations	92	223	269	57	65	1	707
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	658	581	402	284	130	(203)	1,852

	For the year ended December 31, 2016
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	658	581	402	284	130	(203)	1,852
Included in EBITDA:
Asset impairment charges, net of reversals	—	28	11	—	6	—	45
Non-cash change in multi-employer pension plan withdrawal liability	—	(1)	—	(10)	—	—	(11)
Non-cash pension expense, net of settlement gain	—	—	—	—	—	124	124
Operational process engineering-related consultancy costs	—	21	—	—	—	—	21
Related party management fee	—	—	—	—	—	40	40
Restructuring costs, net of reversals	—	31	12	1	5	—	49
Unrealized (gain) loss on derivatives	(8)	(7)	—	(3)	(2)	—	(20)
Other	—	9	(4)	(2)	(1)	1	3
Adjusted EBITDA from continuing operations	650	662	421	270	138	(38)	2,103
Segment assets (excluding intercompany balances)	4,047	4,797	4,489	1,130	1,195	1,296	16,954
Included in segment assets are:
Additions to property, plant and equipment	43	85	109	73	28	2	340
Additions to intangible assets	1	—	2	1	—	—	4
Segment liabilities (excluding intercompany balances)	808	1,215	1,028	411	254	12,281	15,997

	For the year ended December 31, 2015
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Total external revenue	2,796	3,414	2,447	1,553	968	—	11,178
Total inter-segment revenue	173	544	—	100	14	(831)	—
Total segment revenue	2,969	3,958	2,447	1,653	982	(831)	11,178
Gross profit	743	620	364	310	164	(1)	2,200
Expenses and other income	(237)	(177)	(207)	(79)	(92)	(162)	(954)
Earnings before interest and tax (“EBIT”) from continuing operations	506	443	157	231	72	(163)	1,246
Financial income							22
Financial expenses							(1,562)
Profit (loss) from continuing operations before income tax							(294)
Income tax (expense) benefit							(60)
Profit (loss) from continuing operations							(354)

Earnings before interest and tax (“EBIT”) from continuing operations	506	443	157	231	72	(163)	1,246
Depreciation and amortization from continuing operations	96	211	282	57	68	—	714
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	602	654	439	288	140	(163)	1,960

	For the year ended December 31, 2015
(In $ million)	Reynolds Consumer Products	Pactiv Foodservice	Graham Packaging	Evergreen	Closures	Corporate / Unallocated	Total
Earnings before interest, tax, depreciation and amortization (“EBITDA”) from continuing operations	602	654	439	288	140	(163)	1,960
Included in EBITDA:
Asset impairment charges, net of reversals	—	6	7	—	4	—	17
Non-cash pension expense	—	—	—	—	—	65	65
Operational process engineering-related consultancy costs	—	18	—	—	—	—	18
Related party management fee	—	—	—	—	—	59	59
Restructuring costs, net of reversals	—	1	1	—	7	—	9
Unrealized (gain) loss on derivatives	(21)	(77)	(1)	(3)	(4)	—	(106)
Other	—	—	(1)	(3)	—	1	(3)
Adjusted EBITDA from continuing operations	581	602	445	282	147	(38)	2,019
Information about geographic area

The Group's revenue from external customers from continuing operations and information about its segment assets (total non-current assets excluding financial instruments, non-current receivables and deferred tax assets) by geographic origin are detailed below. In presenting information on a geographic basis, revenue and assets have been reported based on the location of the business operations.

(In $ million)	United States	Remaining North American Region	Asia	Europe	South America	Other	Total
Total external revenue
For the year ended December 31, 2017	8,962	632	449	319	152	10	10,524
For the year ended December 31, 2016	9,006	620	462	383	164	11	10,646
For the year ended December 31, 2015	9,376	686	480	423	196	17	11,178
Non-current assets
As of December 31, 2017	11,861	279	179	213	79	74	12,685
As of December 31, 2016	12,102	272	231	288	92	20	13,005

There was no revenue from external customers in New Zealand, where the Company is domiciled, for any years presented. There were $49 million in non-current assets in New Zealand as of December 31, 2017 (2016: none).

Information about major customers

The Group had revenue from transactions with a single external customer amounting to 10% or more of the Group's revenue. The revenue attributable to this customer during the years ended December 31, 2017 and 2016 was $1,163 million and $1,104 million, respectively, and is reported in the Reynolds Consumer Products segment. The Group did not have revenue from transactions with a single external customer amounting to 10% or more of the Group's revenue during the year ended December 31, 2015.

Information about major product lines

Supplemental information on net sales by major product line for continuing operations is set forth below:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Foodservice packaging	3,729	3,748	3,958
Food and beverage plastic containers	1,487	1,541	1,704
Waste and storage products	1,157	1,166	1,205
Cooking products	1,071	1,060	1,060
Caps and closures	901	928	982
Carton packaging	774	809	835
Non-food plastic containers	660	682	743
Tableware	731	710	704
Liquid packaging board	453	414	443
Paper products	335	357	375
Inter-segment eliminations	(774)	(769)	(831)
Total revenue	10,524	10,646	11,178